VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Jun. 30, 2016
VARIABLE INTEREST ENTITIES
Schedule of consolidated Other Limited Partnerships assets and liabilities included in the Consolidated Statements of Financial Position

June 30,	2016
(millions of Canadian dollars)
Cash and cash equivalents	417

Restricted cash	3

Accounts receivable and other	797

Accounts receivable from affiliates	3

Inventory	74

1,294

Property, plant and equipment, net	44,569

Long-term investments	959

Restricted long-term investments	71

Deferred amounts and other assets	1,799

Intangible assets, net	456

Goodwill	29

Deferred income taxes	240

49,417

Bank indebtedness	(127)

Accounts payable and other	(1,452)

Accounts payable to affiliates	(66)

Interest payable	(172)

Environmental liabilities	(155)

Current maturities of long-term debt	(406)

(2,378)

Long-term debt	(16,228)

Other long-term liabilities	(1,402)
Deferred income taxes	(1,430)

(21,438)

Net assets before noncontrolling interests	27,979

Schedule of carrying amount of investment and maximum loss exposure of unconsolidated variable interest entities

June 30, 2016	Carrying Amount of Investment in VIE	Enbridge’s Maximum Exposure to Loss
(millions of Canadian dollars)
Vector Pipeline L.P.1	147	147

Aux Sable Liquid Products L.P.1	185	185

Rampion Offshore Wind Limited2	274	457

Eddystone Rail Company, LLC3	18	23

Illinois Extension Pipeline Company, L.L.C.1	744	744

Eolien Maritime France SAS4	60	679

Other1	17	17

	1,445	2,252

1	At June 30, 2016, the maximum exposure to loss for these entities are limited to the Company’s equity investment as these companies are in operation and self-sustaining.

2

At June 30, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE.

3	At June 30, 2016, the maximum exposure to loss includes the carrying value of an outstanding loan issued by the Company.

4

At June 30, 2016, the maximum exposure to loss includes the portion of the Company’s parental guarantee that has been committed in project construction contracts in which the Company would be liable for in the event of default by the VIE and an outstanding affiliate loan receivable for $121 million held by the Company (Note 6).